Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
Schedule of composition
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019

Consoles	1,560	1,817	786
Disposables	1,208	1,006	493
Exclusive distribution agreement	1,370	1,045	348
	4,138	3,868	1,627